CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 27,396	$ 21,926	$ 12,449
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	19,912	10,759	7,710
Share-based compensation	9,153	930	2,273
Loss on disposal of property and equipment	1	163	475
Provision for doubtful account	3,758	1,100	1,800
(Loss)/gain from equity method investment	(521)	156
Fair value change of previously held 33% equity interest of Shanghai Huajian Health Examination Management Co., Ltd	(883)
Changes in assets and liabilities
Accounts receivable	(22,324)	(3,802)	(12,986)
Inventories	(698)	(459)	(97)
Prepaid expenses and other current assets	(5,300)	(1,193)	176
Amount due from a related party			(477)
Deferred tax assets	(2,147)	(1,232)	(1,081)
Rental deposit and other long-term assets	(2,253)	(1,485)	(1,429)
Accounts payable	6,115	(955)	1,864
Accrued expenses and other current liabilities	2,123	2,884	3,071
Income tax payable	1,129	3,824	528
Deferred revenues	6,546	1,774	1,589
Deferred government subsidy	(47)	(79)	(62)
Deferred tax liabilities	(863)	(512)	(118)
Net cash generated from operating activities	41,097	34,303	16,314
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(39,767)	(35,838)	(9,979)
Proceeds from disposal of property and equipment		13	94
Purchase of assets	(339)
Prepayments for business acquisition	(22,222)
Restricted cash	(36,232)	(18,429)
Term deposits	(14,621)
Payments for business acquisitions (net of cash acquired of $4, $2,749 and $1,270 for years ended March 31, 2013, 2014 and 2015, respectively)	(34,432)	(41,311)	(6,038)
Payment of loan receivable	(740)
Loan provided to related parties		(4,306)
Repayment of loan by a related party	1,291	3,483
Net cash used in investing activities	(147,062)	(96,714)	(16,058)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares		25,181	45,000
Proceeds from redesignation of convertible redeemable preferred shares		669
Proceeds from redesignation of Class A common shares		612
Proceeds from exercise of share options	824
Proceeds from issuance of common shares upon initial public offering	135,819
Proceeds from issuance of common shares upon Green Shoe	13,399
Payments for business acquisitions	(1,329)	(3,010)
Payments for assets acquisitions	(32)
Payments of initial public offering costs	(3,574)
Payments for professional fees in connection of issuance of series F convertible preferred shares		(2,847)
Proceeds from convertible loan			2,000
Repayment of convertible loan		(2,000)
Proceeds from short-term borrowings	59,404	20,298	7,800
Proceeds from long-term borrowing		1,901
Repayments short-term borrowings	(20,860)	(7,383)	(3,976)
Repayments long-term borrowing	(1,869)
Net cash provided by financing activities	173,570	29,342	50,824
Effect of exchange rate on cash and cash equivalent	(490)	136	199
Net increase (decrease) in cash and cash equivalent	67,115	(32,933)	51,279
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	30,221	63,154	11,875
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	97,336	30,221	63,154
Supplemental cash flow information
Income tax paid	13,678	8,224	6,850
Interest paid	2,392	1,068	308
Supplemental non-cash financing and investing activities
Payable for purchase of non-controlling interest of Shanghai Guobin Medical Center Co., Ltd.		(8,049)	(12,379)
Payable for business acquisitions	(10,763)	(3,628)	(505)
Payable for assets acquisitions	(1,032)		(32)
Payable for purchase of property and equipment	(7,902)	(8,568)	(3,645)
iKang Shanghai Lujiazui
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of non-controlling interest of Shanghai iKang Guobin Blue Cross Clinic Co., Ltd.		(326)
iKang Shenzhen Kefa
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of assets			(135)
iKang Changzhou
CASH FLOW FROM FINANCING ACTIVITIES
Capital contribution from non-controlling interest holder		732
Beijing Jiandatong
CASH FLOW FROM FINANCING ACTIVITIES
Capital contribution from non-controlling interest holder	58
MediFast
CASH FLOW FROM FINANCING ACTIVITIES
Dividend distribution to non-controlling interest shareholder	(193)
iKang Shanghai Xikang Road
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of discount on payable purchase of non-controlling interest of Shanghai Guobin Medical Center Co., Ltd		504	$ 629
CASH FLOW FROM FINANCING ACTIVITIES
Purchase of non-controlling interest of Shanghai Guobin Medical Center Co., Ltd.	$ (8,077)	(4,767)
Dividend distribution to non-controlling interest shareholder		$ (44)